Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Accounts and Other Receivables [Abstract]
Components of accounts and other receivables

	31 March
(Millions of US dollars)	2012	2011

Trade receivables	$123.3	$118.3
Other receivables and advances	16.7	22.5
Allowance for doubtful accounts	(2.3)	(2.7)

Total accounts and other receivables	$137.7	$138.1

Allowance for doubtful accounts

	31 March
(Millions of US dollars)	2012	2012
Balance at beginning of period	$2.7	$2.3
Charged to expense	-	0.4
Recoveries	(0.4)	-

Balance at end of period	$2.3	$2.7